Trade and Other Receivables - Changes in the allowance for doubtful accounts (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade receivables [Member]
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	₩ 71,985	₩ 51,956	₩ 80,644
Changes in allowance account for credit losses of financial assets [abstract]
Bad debt expense	126,714	38,719	1,308
Write-off	(32,995)	(18,939)	(28,978)
Reversal			(1,018)
Others	7,879	249
Ending balance	173,583	71,985	51,956
Other receivables [Member]
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	87,661	91,746	67,932
Changes in allowance account for credit losses of financial assets [abstract]
Bad debt expense	1,778	233	18,473
Write-off	(3,129)	(928)	(888)
Reversal	(2,166)	(5,489)	(413)
Others	(6,136)	2,099	6,642
Ending balance	₩ 78,008	₩ 87,661	₩ 91,746